Nature of Business And Operations - Summary of the Reconcile Number of Shares of Common Stock Issued Through Business Combination (Details) - shares		3 Months Ended	6 Months Ended
	Jun. 03, 2021	Jun. 30, 2021	Jun. 30, 2021
Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		170,299,189	170,299,189
Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		306,843,662	306,843,662
Jaws Acquisition Corp
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Less: redemption of Jaws shares	(6,509)
Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Less: redemption of Jaws shares			(6,509)
Jaws Acquisition Corp | PCIH Shareholders | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Stock issued during period, shares acquisitions			306,843,662
Jaws Acquisition Corp | PIPE Financing | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Shares issued in PIPE financing			80,000,000
Common Stock | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Stock issued during period, shares acquisitions		4,055,698	4,055,698
Common Stock | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		68,993,491	68,993,491
Founder Shares | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		17,250,000	17,250,000
PIPE Financing Shares | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Stock issued during period, shares acquisitions			166,243,491
Stock Outstanding Prior To Business Combination | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		69,000,000	69,000,000
Stock Outstanding After Business Combination | Jaws Acquisition Corp | Class A common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		166,243,491	166,243,491
Stock Outstanding After Business Combination | Jaws Acquisition Corp | Class B common stock
Schedule Of Reconcile Number Of Shares Of Common Stock Issued Through Business Combination [Line Items]
Common stock outstanding		306,843,662	306,843,662